Unaudited Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Assets:
Investments held in Trust Account	$ 1,062,222	$ 1,048,582
Total Assets	1,062,222	1,048,582
Current liabilities:
Accounts payable & accrued expenses	2,875,985	2,938,522
Total Liabilities	5,620,162	5,339,011
Commitments and Contingencies
Class A ordinary shares subject to possible redemption; 81,520 shares at redemption value of approximately $11.80 and $11.64 per share at March 31, 2024 and December 31, 2023, respectively	962,222	948,582
Shareholders’ Deficit:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued or outstanding
Additional paid-in capital
Accumulated deficit	(5,520,795)	(5,239,644)
Total shareholders’ deficit	(5,520,162)	(5,239,011)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit	1,062,222	1,048,582
Related Party
Current liabilities:
Advances from related party	214,177
Note payable - related party	2,530,000	2,400,489
Class A Ordinary Shares
Shareholders’ Deficit:
Ordinary shares, value
Class B Ordinary Shares
Shareholders’ Deficit:
Ordinary shares, value	$ 633	$ 633